Subsidiaries and Non-controlling Interests - Additional Information (Detail)	Dec. 31, 2022
PT Bumi Cakrawala Perkasa [Member]
Detailed Information About Non Controlling Interests [Line Items]
Total Percentage of voting interests acquired	100.00%